John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 97.1%		$1,512,042,561
(Cost $1,508,048,534)
Australia 0.5%		8,486,240
Orica, Ltd.	685,094	8,486,240
Bermuda 1.3%		20,243,764
Everest Re Group, Ltd.	92,526	20,243,764
Canada 4.7%		72,363,215
Barrick Gold Corp.	769,775	22,246,437
Kinross Gold Corp. (A)	2,776,321	26,014,128
Yamana Gold, Inc.	3,702,404	24,102,650
China 1.3%		20,885,373
Alibaba Group Holding, Ltd. (A)	407,800	12,795,148
Topsports International Holdings, Ltd. (B)	6,718,000	8,090,225
Denmark 1.3%		19,701,749
Novo Nordisk A/S, B Shares	300,274	19,701,749
Finland 1.6%		25,172,812
Sampo OYJ, A Shares	696,454	25,172,812
France 13.8%		214,870,703
AXA SA	1,133,481	22,741,809
BNP Paribas SA (A)	642,409	25,917,192
Capgemini SE	217,472	28,204,894
Danone SA	108,921	7,290,439
Eiffage SA (A)	265,722	23,222,214
Imerys SA	135,243	5,010,846
Peugeot SA (A)	910,880	14,642,139
Rexel SA	567,477	6,735,191
Sanofi	302,230	31,733,276
TOTAL SE	838,275	31,723,426
Vinci SA	205,069	17,649,277
Germany 5.6%		86,594,024
Allianz SE	146,279	30,349,127
Bayer AG	305,617	20,303,208
Brenntag AG	179,766	11,093,898
Rheinmetall AG	82,571	7,806,795
Siemens AG	133,722	17,040,996
Greece 0.8%		12,713,388
Hellenic Telecommunications Organization SA	864,061	12,713,388
Hong Kong 1.7%		26,162,025
China Overseas Land & Investment, Ltd.	2,968,500	9,045,484
CK Asset Holdings, Ltd.	1,333,500	7,404,483
WH Group, Ltd. (B)	10,910,500	9,712,058
Hungary 1.0%		15,041,476
OTP Bank NYRT (A)	419,955	15,041,476
India 0.6%		8,633,556
HDFC Bank, Ltd., ADR (A)	184,675	8,633,556
Indonesia 0.7%		11,272,598
Bank Rakyat Indonesia Persero Tbk PT	51,896,000	11,272,598
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Ireland 1.0%		$14,750,815
CRH PLC	408,447	14,750,815
Italy 1.7%		27,018,339
Enel SpA	1,708,735	15,652,912
Leonardo SpA	1,769,972	11,365,427
Japan 21.3%		331,590,272
Fuji Corp.	627,900	11,092,384
Hitachi, Ltd.	1,061,000	31,781,235
Kamigumi Company, Ltd.	272,500	4,973,322
KDDI Corp.	1,008,600	32,070,898
Kinden Corp.	485,400	7,524,238
Koito Manufacturing Company, Ltd.	233,600	9,146,977
Kurita Water Industries, Ltd.	220,400	5,927,846
Kyudenko Corp.	243,900	6,913,024
NEC Corp.	409,600	22,948,056
Nintendo Company, Ltd.	17,900	7,872,601
Nippon Telegraph & Telephone Corp.	722,900	16,779,565
Persol Holdings Company, Ltd.	390,100	4,931,774
Rengo Company, Ltd.	937,200	7,049,637
Sankyu, Inc.	160,000	5,516,657
Sanwa Holdings Corp.	1,625,800	13,933,191
Seven & i Holdings Company, Ltd.	222,100	6,711,752
SoftBank Group Corp.	161,500	10,186,301
Sony Corp.	558,900	43,423,737
Sumitomo Mitsui Financial Group, Inc.	540,100	14,391,740
Taiheiyo Cement Corp.	350,000	7,596,012
Taisei Corp.	344,700	11,840,400
Taiyo Yuden Company, Ltd.	440,100	13,950,895
Tokyo Electron, Ltd.	46,300	12,812,008
TS Tech Company, Ltd.	287,900	7,302,658
Zenkoku Hosho Company, Ltd.	426,700	14,913,364
Macau 0.5%		7,489,504
Wynn Macau, Ltd.	4,270,400	7,489,504
Netherlands 5.6%		87,488,960
Aalberts NV	290,730	10,382,615
ING Groep NV	2,468,939	17,215,615
Koninklijke Ahold Delhaize NV	722,369	20,804,838
Koninklijke KPN NV	4,757,491	12,533,160
NN Group NV	135,417	4,944,951
NXP Semiconductors NV	83,315	9,792,012
Royal Dutch Shell PLC, A Shares	808,437	11,815,769
Norway 0.6%		9,780,164
DNB ASA	597,725	9,180,666
Yara International ASA	14,348	599,498
Singapore 0.5%		7,755,871
DBS Group Holdings, Ltd.	536,900	7,755,871
South Korea 5.3%		83,000,146
GS Retail Company, Ltd.	243,755	7,035,078
Hana Financial Group, Inc.	630,686	15,650,605
KB Financial Group, Inc.	481,981	14,264,356
KT Corp., ADR	1,528,988	15,075,822
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd.	633,760	$30,974,285
Spain 0.8%		13,022,566
Amadeus IT Group SA	87,249	4,356,802
Applus Services SA	1,117,993	8,665,764
Sweden 1.0%		16,023,010
Husqvarna AB, B Shares	989,691	9,471,333
Loomis AB (A)	274,193	6,551,677
Switzerland 8.7%		135,385,321
Glencore PLC (A)	5,053,811	11,565,916
Novartis AG	534,469	44,022,729
Roche Holding AG	100,727	34,887,451
SIG Combibloc Group AG (A)	300,259	5,252,811
STMicroelectronics NV	528,137	14,839,146
UBS Group AG	2,106,590	24,817,268
Taiwan 0.5%		7,424,800
Simplo Technology Company, Ltd.	668,000	7,424,800
United Kingdom 13.8%		214,737,633
Aviva PLC	3,100,515	10,662,835
BAE Systems PLC	3,010,429	19,293,543
BP PLC	4,160,796	15,068,339
Coca-Cola European Partners PLC	329,626	13,570,702
Direct Line Insurance Group PLC	4,464,826	17,277,459
GlaxoSmithKline PLC	549,308	10,942,385
Howden Joinery Group PLC	1,143,981	7,300,264
Imperial Brands PLC	951,565	15,853,832
Inchcape PLC	1,569,528	8,792,613
Nomad Foods, Ltd. (A)	1,168,178	26,938,188
Persimmon PLC	532,154	16,613,952
Redrow PLC	1,690,143	9,436,141
Smith & Nephew PLC	291,490	5,753,272
Tesco PLC	7,899,061	22,293,856
Unilever PLC	250,907	14,940,252
United States 0.9%		14,434,237
Applied Materials, Inc.	224,378	14,434,237

	Yield (%)	Shares	Value
Short-term investments 3.0%			$46,387,886
(Cost $46,387,886)
Short-term funds 3.0%			46,387,886
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0970(C)	46,387,886	46,387,886

Total investments (Cost $1,554,436,420) 100.1%	$1,558,430,447
Other assets and liabilities, net (0.1%)	(1,484,971)
Total net assets 100.0%	$1,556,945,476

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Financials	20.1%
Industrials	14.0%
Information technology	12.3%
Health care	10.7%
Consumer discretionary	9.6%
Consumer staples	9.1%
Materials	8.5%
Communication services	6.9%
Energy	3.8%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	2.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$8,486,240	—	$8,486,240	—
Bermuda	20,243,764	$20,243,764	—	—
Canada	72,363,215	72,363,215	—	—
China	20,885,373	—	20,885,373	—
Denmark	19,701,749	—	19,701,749	—
Finland	25,172,812	—	25,172,812	—
France	214,870,703	—	214,870,703	—
Germany	86,594,024	—	86,594,024	—
Greece	12,713,388	—	12,713,388	—
Hong Kong	26,162,025	—	26,162,025	—
Hungary	15,041,476	—	15,041,476	—
India	8,633,556	8,633,556	—	—
Indonesia	11,272,598	—	11,272,598	—
Ireland	14,750,815	—	14,750,815	—
Italy	27,018,339	—	27,018,339	—
Japan	331,590,272	—	331,590,272	—
Macau	7,489,504	—	7,489,504	—
Netherlands	87,488,960	9,792,012	77,696,948	—
6	|

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Norway	$9,780,164	—	$9,780,164	—
Singapore	7,755,871	—	7,755,871	—
South Korea	83,000,146	$15,075,822	67,924,324	—
Spain	13,022,566	—	13,022,566	—
Sweden	16,023,010	—	16,023,010	—
Switzerland	135,385,321	—	135,385,321	—
Taiwan	7,424,800	—	7,424,800	—
United Kingdom	214,737,633	40,508,890	174,228,743	—
United States	14,434,237	14,434,237	—	—
Short-term investments	46,387,886	46,387,886	—	—
Total investments in securities	$1,558,430,447	$227,439,382	$1,330,991,065	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$15,987,539	$236,208,957	$(252,237,170)	$41,526	$(852)	$234,537	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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